Consolidated Statements of Changes in Equity - CAD ($)	Share Capital [Member]	Share Subscription Received [Member]	Warrant Reserve [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Balance (in shares) at May. 31, 2024	21,759,130
Balance at May. 31, 2024	$ 22,477,986	$ 0	$ 1,328,901	$ 5,445,407	$ (22,896,076)	$ 6,356,218
Shares issued on exercise of Class B Special Warrants (in shares)	4,102,562
Shares issued on exercise of Class B Special Warrants	$ 0	0	0	0	0	0
Shares and warrants issued (in shares)	834,178
Shares and warrants issued	$ 2,955,153	0	372,155	21,536	0	3,348,844
Shares and warrants issued - US Public Offering (in shares)	1,063,647
Shares and warrants issued - US Public Offering	$ 5,148,178	0	0	0	0	5,148,178
Derivative financial liability	$ (182,137)	0	0	0	0	(182,137)
Shares issued on exercise of warrants (in shares)	1,647,283
Shares issued on exercise of warrants	$ 6,490,994	0	(1,247,778)	(44,166)	0	5,199,050
Shares issued on exercise of options (in shares)	206,378
Shares issued on exercise of options	$ 1,224,501	0	0	(392,075)	0	832,426
Share-based compensation expense	0	0	0	3,235,588	0	3,235,588
Net loss for the year	$ 0	0	0	0	(12,145,790)	$ (12,145,790)
Balance (in shares) at May. 31, 2025	29,613,178					29,613,178
Balance at May. 31, 2025	$ 38,114,675	0	453,278	8,266,290	(35,041,866)	$ 11,792,377
Shares and warrants issued - US Public Offering (in shares)	3,090,047
Shares and warrants issued - US Public Offering	$ 39,953,795	0	0	0	0	39,953,795
Derivative financial liability	$ (8,332,321)	0	0	0	0	(8,332,321)
Shares issued on exercise of warrants (in shares)	387,484
Shares issued on exercise of warrants	$ 4,578,802	0	(226,401)	(7,007)	0	4,345,394
Shares issued on exercise of options (in shares)	707,175
Shares issued on exercise of options	$ 4,005,847	0	0	(1,630,675)	0	2,375,172
Share subscription received	0	211,687	0	0	0	211,687
Share-based compensation expense	$ 0	0	0	6,357,551	0	6,357,551
RSUs issued and vested (in shares)	70,000
RSUs issued and vested	$ 855,400	0	0	(855,400)	0	0
Net loss for the year	$ 0	0	0	0	(26,849,013)	$ (26,849,013)
Balance (in shares) at May. 31, 2026	33,867,884					33,867,884
Balance at May. 31, 2026	$ 79,176,198	$ 211,687	$ 226,877	$ 12,130,759	$ (61,890,879)	$ 29,854,642